Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstarct]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,	December 31,
	2023	2022
Accounts payable	$2,326,439	$1,333,044
Accrued expenses	992,442	1,037,532
Payroll liabilities	132,734	346,693
	$3,451,615	$2,717,269